Offerings	Feb. 25, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.0001 per share
Amount Registered | shares	19,131,113
Proposed Maximum Offering Price per Unit	2.66
Maximum Aggregate Offering Price	$ 50,888,760.58
Fee Rate	0.01531%
Amount of Registration Fee	$ 7,791.07
Offering Note	Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement also covers such additional and indeterminate number of securities as may become issuable pursuant to the provisions of the Nextdoor Holdings, Inc. 2021 Equity Incentive Plan (the "2021 Plan") and the Nextdoor Holdings, Inc. 2021 Employee Stock Purchase Plan (the "ESPP") by reason of any stock dividend, stock split, recapitalization or any other similar transaction effected without the Registrant's receipt of consideration which results in an increase in the number of outstanding shares of Class A common stock, par value $0.0001 per share (the "Class A common stock"), of Nextdoor Holdings, Inc., a Delaware corporation (the "Registrant"). (1) Represents additional shares of Class A common stock to be registered and available for grant under the 2021 Plan resulting from the annual 5% automatic increase in the number of authorized shares available for issuance under the 2021 Plan. (2) Estimated pursuant to Rules 457(c) and 457(h) under the Securities Act, solely for the purposes of calculating the registration fee and based on the average of the high and low prices of the Registrant's Class A common stock as reported on the New York Stock Exchange on February 21, 2024, which date is within five business days prior to the filing of this Registration Statement.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A common stock, par value $0.0001 per share
Amount Registered | shares	3,826,222
Proposed Maximum Offering Price per Unit	2.26
Maximum Aggregate Offering Price	$ 8,647,261.72
Fee Rate	0.01531%
Amount of Registration Fee	$ 1,323.90
Offering Note	(1) Represents additional shares of Class A common stock to be registered and available for grant under the ESPP resulting from the annual 1% automatic increase in the number of authorized shares available for issuance under the ESPP. (2) Estimated pursuant to Rules 457(c) and 457(h) under the Securities Act, solely for the purposes of calculating the registration fee and based on the average of the high and low prices of the Registrant's Class A common stock as reported on the New York Stock Exchange on February 21, 2024, which date is within five business days prior to the filing of this Registration Statement, multiplied by 85%, which is the percentage of the price per share applicable to purchases under the ESPP.